Net Loss Per Common Share - Anti-dilutive Common Share Equivalents (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	23,735	4,327	5,523	2,159
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	2,824	3,026	2,978	2,159
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	7,669	1,301
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	13,242	0